Accounting Policies Applied - Impairment loss - (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Abstract]
Hedging instrument term	10 years